ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2014
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses

	2014	2013	2012
	(Dollars in Thousands)
Balance, July 1	$307	$385	$630
Add:
Provision for loan losses	(73)	(68)	(104)
Less:
Loans charged off	-	10	141

Balance, June 30	$234	$307	$385

Schedule of Primary Segments of Allowance for Loan Losses

	As of June 30, 2014
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2013	$47	$117	$8	$14	$57	$53	$11	$307
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	-	-	-
Provisions	56	(103)	(3)	(2)	(12)	(6)	(3)	(73)

Ending ALLL Balance at June 30, 2014	$103	$14	$5	$12	$45	$47	$8	$234

Individually evaluated for impairment	$-	$-	$-	$-	$-	$15	$-	$15
Collectively evaluated for impairment	103	14	5	12	45	32	8	219

	$103	$14	$5	$12	$45	$47	$8	$234

The $103 thousand credit provision on construction loans was primarily due to the payoff in full of one single-family construction loan during fiscal 2014.

	As of June 30, 2013
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385
Charge-offs	-	-	(10)	-	-	-	-	(10)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(26)	(5)	(3)	(12)	(19)	-	(3)	(68)

Ending ALLL Balance at June 30, 2013	$47	$117	$8	$14	$57	$53	$11	$307

Individually evaluated for impairment	$-	$107	$-	$-	$-	$-	$-	$107
Collectively evaluated for impairment	47	10	8	14	57	53	11	200

	$47	$117	$8	$14	$57	$53	$11	$307